12. Financial Instruments and Risks: Schedule of Financial Assets measured on a recurring basis at fair value (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Financial Assets measured on a recurring basis at fair value

	July 31, 2019
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$ 2,961,514	$ -	$ -	$ 2,961,514
Convertible debenture receivable	-	-	15,000,000	15,000,000
Promissory note receivable	-	3,412,421	-	3,412,421
Investments in membership units	-	1,684,892	-	1,684,892
Investments in warrants	-	-	82,061	82,061

July 31, 2018
	Level 1	Level 2	Level 3	Total
Cash	$ 33,904,759	$ -	$ -	$ 33,904,759